Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000037625 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class R Shares
Trading Symbol	BMRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 9.99%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.99%	1.23%	12.01%
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,600,813,412
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 44,088,985
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000166016 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Class K Shares
Trading Symbol	BMGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 10.64%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.64%	1.84%	12.69%
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,600,813,412
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 44,088,985
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004040 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor C Shares
Trading Symbol	BMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$188	1.80%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 9.42%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	9.42%	0.73%	11.64%
Investor C Shares (with sales charge)	8.63	0.73	11.64
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,600,813,412
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 44,088,985
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004038 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Investor A Shares
Trading Symbol	BMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 10.29%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.29%	1.49%	12.29%
Investor A Shares (with sales charge)	4.50	0.40	11.69
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,600,813,412
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 44,088,985
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004037 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Service Shares
Trading Symbol	CMGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Service Shares returned 10.29%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	10.29%	1.49%	12.32%
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,600,813,412
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 44,088,985
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004036 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Growth Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	CMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Growth Equity Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 10.53%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell Midcap Growth Index returned 7.88%.
What contributed to performance?
Positive contributions to the Fund’s performance were led by stock selection in the information technology, industrials and financials sectors. Within information technology, positions in Monolithic Power Systems Inc. and Tower Semiconductor Ltd. within the semiconductors & semiconductor equipment industry and Lumentum Holdings Inc. within the communications equipment industry were notable contributors. All three stocks benefited from investor demand for businesses exposed to artificial intelligence ("AI")-related infrastructure, data center investment and next-generation networking technologies. In industrials, Vertiv Holdings Co. was a notable contributor as the company benefited from growing demand for power and thermal management solutions supporting data center and AI infrastructure buildouts. In financials, Robinhood Markets Inc. within the capital markets industry added to performance, as results for the trading platform were supported by strong user engagement, increased trading activity and improving business fundamentals.
What detracted from performance?
The largest detractors from performance included stock selection in the consumer discretionary, communication services and healthcare sectors. Within consumer discretionary, detractors included Planet Fitness Inc. within the hotels, restaurants & leisure industry and Duolingo Inc. within the diversified consumer services industry. Planet Fitness was impacted by concerns regarding membership growth and consumer spending trends, while language learning app provider Duolingo faced valuation pressure despite continued user growth and product innovation. Within communication services, positions in gaming platform Roblox Corp. within the entertainment industry and marketing automation company The Trade Desk Inc. within the media industry weighed on performance amid concerns regarding growth sustainability and increasing competition. Lastly, diabetes management technology provider Dexcom, Inc. within the health care equipment & supplies industry detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.53%	1.74%	12.58%
Russell 1000 Index	28.85	13.33	15.38
Russell Midcap Growth Index	7.88	6.86	12.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,600,813,412
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 44,088,985
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,600,813,412
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$44,088,985
Portfolio Turnover Rate	122%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	29.7%
Information Technology	23.6%
Consumer Discretionary	14.0%
Health Care	8.4%
Financials	7.5%
Communication Services	5.9%
Consumer Staples	5.3%
Energy	4.8%
Utilities	0.1%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Howmet Aerospace, Inc.	4.7%
Snowflake, Inc., Class A	4.3%
Axon Enterprise, Inc.	4.3%
Vertiv Holdings Co., Class A	3.8%
Monolithic Power Systems, Inc.	3.8%
HEICO Corp.	3.6%
Royal Caribbean Cruises Ltd.	3.6%
Quanta Services, Inc.	3.6%
Datadog, Inc., Class A	3.0%
Affirm Holdings, Inc., Class A	3.0%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategy to under normal circumstances, invest at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	BMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 21.49%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes, debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is high current income while maintaining prospects for capital appreciation by investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the information technology sector had the most significant positive impact on performance, most notably within the technology hardware, storage & peripherals industry. The Fund’s industrials exposure also contributed positively, led by holdings within the trading companies & distributors industry. Finally, exposure to the consumer discretionary sector proved beneficial.
What detracted from performance?
None of the sectors detracted during this period, however, at a industry level, exposures within media, financial services and health care equipment & supplies detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	21.49%	8.67%	9.96%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,103,864,551
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 14,225,758
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,103,864,551
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$14,225,758
Portfolio Turnover Rate	153%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	19.6%
Industrials	15.6%
Financials	15.5%
Health Care	12.4%
Communication Services	7.9%
Consumer Discretionary	7.7%
Energy	5.5%
Consumer Staples	5.5%
Materials	4.7%
Utilities	4.5%
Real Estate	3.1%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(5.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(b)Excludes short-term securities.
C000004059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor A Shares
Trading Symbol	BMEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 21.19%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes, debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is high current income while maintaining prospects for capital appreciation by investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the information technology sector had the most significant positive impact on performance, most notably within the technology hardware, storage & peripherals industry. The Fund’s industrials exposure also contributed positively, led by holdings within the trading companies & distributors industry. Finally, exposure to the consumer discretionary sector proved beneficial.
What detracted from performance?
None of the sectors detracted during this period, however, at a industry level, exposures within media, financial services and health care equipment & supplies detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	21.19%	8.40%	9.68%
Investor A Shares (with sales charge)	14.83	7.23	9.09
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,103,864,551
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 14,225,758
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,103,864,551
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$14,225,758
Portfolio Turnover Rate	153%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	19.6%
Industrials	15.6%
Financials	15.5%
Health Care	12.4%
Communication Services	7.9%
Consumer Discretionary	7.7%
Energy	5.5%
Consumer Staples	5.5%
Materials	4.7%
Utilities	4.5%
Real Estate	3.1%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(5.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(b)Excludes short-term securities.
C000004061 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Investor C Shares
Trading Symbol	BMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$204	1.85%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 20.35%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes, debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is high current income while maintaining prospects for capital appreciation by investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the information technology sector had the most significant positive impact on performance, most notably within the technology hardware, storage & peripherals industry. The Fund’s industrials exposure also contributed positively, led by holdings within the trading companies & distributors industry. Finally, exposure to the consumer discretionary sector proved beneficial.
What detracted from performance?
None of the sectors detracted during this period, however, at a industry level, exposures within media, financial services and health care equipment & supplies detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	20.35%	7.60%	9.03%
Investor C Shares (with sales charge)	19.35	7.60	9.03
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,103,864,551
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 14,225,758
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,103,864,551
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$14,225,758
Portfolio Turnover Rate	153%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	19.6%
Industrials	15.6%
Financials	15.5%
Health Care	12.4%
Communication Services	7.9%
Consumer Discretionary	7.7%
Energy	5.5%
Consumer Staples	5.5%
Materials	4.7%
Utilities	4.5%
Real Estate	3.1%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(5.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(b)Excludes short-term securities.
C000219259 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Equity Income Fund
Class Name	Class K Shares
Trading Symbol	BHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 21.57%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
The Fund utilizes an actively managed large-cap value approach that seeks to generate enhanced yield by combining dividend-paying equities with a single-stock covered call overlay. In doing so, the Fund utilizes derivatives known as equity-linked notes, debt instruments with the potential for additional payouts tied to the return of a specific stock. The Fund’s primary objective is high current income while maintaining prospects for capital appreciation by investing in high-quality, attractively valued companies with a consistent dividend history.
Over the period, the information technology sector had the most significant positive impact on performance, most notably within the technology hardware, storage & peripherals industry. The Fund’s industrials exposure also contributed positively, led by holdings within the trading companies & distributors industry. Finally, exposure to the consumer discretionary sector proved beneficial.
What detracted from performance?
None of the sectors detracted during this period, however, at a industry level, exposures within media, financial services and health care equipment & supplies detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	21.57%	8.71%	9.99%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

Performance Inception Date	Apr. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,103,864,551
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 14,225,758
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,103,864,551
Number of Portfolio Holdings	171
Net Investment Advisory Fees	$14,225,758
Portfolio Turnover Rate	153%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	19.6%
Industrials	15.6%
Financials	15.5%
Health Care	12.4%
Communication Services	7.9%
Consumer Discretionary	7.7%
Energy	5.5%
Consumer Staples	5.5%
Materials	4.7%
Utilities	4.5%
Real Estate	3.1%
Short-Term Securities	3.3%
Liabilities in Excess of Other Assets	(5.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Samsung Electronics Co. Ltd., Registered Shares, GDR	3.4%
Citigroup, Inc.	2.7%
Amazon.com, Inc.	1.9%
Western Digital Corp.	1.9%
Wells Fargo & Co.	1.8%
CVS Health Corp.	1.8%
FedEx Corp.	1.7%
British American Tobacco PLC	1.7%
Microsoft Corp.	1.6%
Alphabet, Inc., Class C, NVS	1.5%
(b)Excludes short-term securities.
C000037630 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class R Shares
Trading Symbol	BGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$188	1.42%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 64.95%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	64.95%	15.26%	24.49%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,655,718,230
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 51,368,651
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.39% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.39% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000216612 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Class K Shares
Trading Symbol	BTEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$110	0.83%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 65.88%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	65.88%	15.92%	25.17%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78

Performance Inception Date	Dec. 10, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,655,718,230
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 51,368,651
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.84% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.84% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004066 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$252	1.91%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 64.33%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	64.33%	14.73%	24.06%
Investor C Shares (with sales charge)	63.33	14.73	24.06
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,655,718,230
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 51,368,651
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.89% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.89% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004064 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$155	1.17%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 65.35%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	65.35%	15.55%	24.80%
Investor A Shares (with sales charge)	56.66	14.31	24.13
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,655,718,230
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 51,368,651
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.14% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.14% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004063 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Service Shares
Trading Symbol	BSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$155	1.17%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Service Shares returned 65.35%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	65.35%	15.55%	24.81%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,655,718,230
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 51,368,651
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.14% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Material Fund Change Expenses [Text Block]
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.14% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004062 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Technology Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Technology Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	0.92%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 65.73%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI All-Country World Information Technology 10/40 Index (Net) returned 78.75%.
What contributed to performance?
The South Korean memory stock SK Hynix Co., Ltd. was the largest contributor to absolute performance. The shares rallied on expectations that the company would benefit from rising demand and a scarcity of memory brought about by the growth of artificial intelligence ("AI"). SK Hynix posted record 2025 results and reported that its high-bandwidth memory revenue more than doubled year-over-year. NVIDIA Corp. was also a top contributor to performance. The chip designer rose as AI data center demand translated to significant revenue growth.
What detracted from performance?
The Latin American e-commerce company MercadoLibre, Inc., which experienced falling profit margins due in part to rising investment in new initiatives, was the largest detractor from returns. Rubrik, Inc., a cybersecurity company, also detracted. The firm’s earnings guidance disappointed investors, leading to a compression in the stock’s valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	65.73%	15.83%	25.11%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI All-Country World Information Technology 10/40 Index (Net)	78.75	N/A	N/A
MSCI All-Country World Information Technology Index (Net)	66.97	22.26	24.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,655,718,230
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 51,368,651
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,655,718,230
Number of Portfolio Holdings	70
Net Investment Advisory Fees	$51,368,651
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Semiconductors & Semiconductor Equipment	49.0%
Technology Hardware, Storage & Peripherals	13.5%
Software	13.5%
Electronic Equipment, Instruments & Components	6.0%
Interactive Media & Services	4.1%
Communications Equipment	3.3%
Electrical Equipment	2.1%
Broadline Retail	2.0%
Automobiles	1.8%
IT Services	1.8%
Other#	3.3%
Short-Term Securities	0.7%
Liabilities in Excess of Other Assets	(1.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.7%
Broadcom, Inc.	7.4%
SK hynix, Inc.	7.3%
Apple Inc.	5.4%
Samsung Electronics Co. Ltd.	5.2%
Advanced Micro Devices, Inc.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Lam Research Corp.	4.4%
Microsoft Corp.	4.1%
Alphabet, Inc., Class A	3.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.89% as a percentage of the Fund’s average daily net assets through June 30, 2028.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004873 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$111	0.92%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 41.23%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI World Energy Index (Net) returned 43.63%.
What contributed to performance?
The Fund’s holdings in integrated oil companies were notable contributors to absolute performance, as higher oil prices underpinned rising cash flows and return of capital via dividends and share buybacks. The most notable contributors included the integrated oil companies Exxon Mobil Corp., Chevron Corp., TotalEnergies SE, and Shell PLC. Investors responded favorably to the companies’ strong operating cash flows and continued shareholder distributions, as well as their disciplined capital spending, balance sheet strength, and production growth from high-quality assets. Exxon Mobil was further supported by robust production growth and synergies from its purchase of Pioneer Natural Resources, while Chevron’s acquisition of Hess provided exposure to the highly attractive Guyana oil fields.
What detracted from performance?
The LNG distribution company Cheniere Energy, Inc. was the largest detractor from absolute performance. Cheniere lagged due to weaker LNG market sentiment in the second half of 2025, when significant expected increases in supply weighed on investor expectations for LNG pricing. Although LNG demand increased following the start of the war with Iran, the stock subsequently fell from its late March high due to certain elements of its earnings report. The E&P company ARC Resources, Ltd. also detracted, as weaker North American natural gas prices weighed on earnings expectations and investor sentiment. The Fund exited the position during the period. The integrated oil company Galp Energia, SGPS, S.A., whose shares came under pressure due to its sale of an asset at terms investors viewed unfavorably, was an additional detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	41.23%	19.49%	8.79%
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI World Energy Index (Net)	43.63	19.12	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 350,072,275
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,245,864
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$350,072,275
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$2,245,864
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.6%
Energy Equipment & Services	6.2%
Chemicals	1.6%
Short-Term Securities	1.3%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(b)Excludes short-term securities.
C000004875 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	BACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$159	1.32%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 40.67%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI World Energy Index (Net) returned 43.63%.
What contributed to performance?
The Fund’s holdings in integrated oil companies were notable contributors to absolute performance, as higher oil prices underpinned rising cash flows and return of capital via dividends and share buybacks. The most notable contributors included the integrated oil companies Exxon Mobil Corp., Chevron Corp., TotalEnergies SE, and Shell PLC. Investors responded favorably to the companies’ strong operating cash flows and continued shareholder distributions, as well as their disciplined capital spending, balance sheet strength, and production growth from high-quality assets. Exxon Mobil was further supported by robust production growth and synergies from its purchase of Pioneer Natural Resources, while Chevron’s acquisition of Hess provided exposure to the highly attractive Guyana oil fields.
What detracted from performance?
The LNG distribution company Cheniere Energy, Inc. was the largest detractor from absolute performance. Cheniere lagged due to weaker LNG market sentiment in the second half of 2025, when significant expected increases in supply weighed on investor expectations for LNG pricing. Although LNG demand increased following the start of the war with Iran, the stock subsequently fell from its late March high due to certain elements of its earnings report. The E&P company ARC Resources, Ltd. also detracted, as weaker North American natural gas prices weighed on earnings expectations and investor sentiment. The Fund exited the position during the period. The integrated oil company Galp Energia, SGPS, S.A., whose shares came under pressure due to its sale of an asset at terms investors viewed unfavorably, was an additional detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	40.67%	19.00%	8.34%
Investor A Shares (with sales charge)	33.28	17.73	7.76
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI World Energy Index (Net)	43.63	19.12	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 350,072,275
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,245,864
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$350,072,275
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$2,245,864
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.6%
Energy Equipment & Services	6.2%
Chemicals	1.6%
Short-Term Securities	1.3%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(b)Excludes short-term securities.
C000004877 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Energy Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	BACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Energy Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$246	2.05%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 39.72%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the MSCI World Energy Index (Net) returned 43.63%.
What contributed to performance?
The Fund’s holdings in integrated oil companies were notable contributors to absolute performance, as higher oil prices underpinned rising cash flows and return of capital via dividends and share buybacks. The most notable contributors included the integrated oil companies Exxon Mobil Corp., Chevron Corp., TotalEnergies SE, and Shell PLC. Investors responded favorably to the companies’ strong operating cash flows and continued shareholder distributions, as well as their disciplined capital spending, balance sheet strength, and production growth from high-quality assets. Exxon Mobil was further supported by robust production growth and synergies from its purchase of Pioneer Natural Resources, while Chevron’s acquisition of Hess provided exposure to the highly attractive Guyana oil fields.
What detracted from performance?
The LNG distribution company Cheniere Energy, Inc. was the largest detractor from absolute performance. Cheniere lagged due to weaker LNG market sentiment in the second half of 2025, when significant expected increases in supply weighed on investor expectations for LNG pricing. Although LNG demand increased following the start of the war with Iran, the stock subsequently fell from its late March high due to certain elements of its earnings report. The E&P company ARC Resources, Ltd. also detracted, as weaker North American natural gas prices weighed on earnings expectations and investor sentiment. The Fund exited the position during the period. The integrated oil company Galp Energia, SGPS, S.A., whose shares came under pressure due to its sale of an asset at terms investors viewed unfavorably, was an additional detractor of note.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	39.72%	18.18%	7.73%
Investor C Shares (with sales charge)	38.72	18.18	7.73
MSCI All Country World Index (Net)	30.27	11.45	12.81
MSCI World Energy Index (Net)	43.63	19.12	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 350,072,275
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,245,864
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$350,072,275
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$2,245,864
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	90.6%
Energy Equipment & Services	6.2%
Chemicals	1.6%
Short-Term Securities	1.3%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	18.7%
Chevron Corp.	11.2%
Shell PLC	9.8%
TotalEnergies SE	7.0%
ConocoPhillips	4.4%
Williams Cos., Inc. (The)	4.2%
Valero Energy Corp.	4.0%
Targa Resources Corp.	4.0%
Canadian Natural Resources Ltd.	3.9%
Suncor Energy, Inc.	3.5%
(b)Excludes short-term securities.
C000037656 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$133	1.12%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 36.62%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	36.62%	15.49%	17.81%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,933,605,456
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 7,978,953
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000198239 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	BMCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$68	0.57%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 37.40%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	37.40%	16.14%	18.42%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,933,605,456
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 7,978,953
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004887 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor C Shares
Trading Symbol	BMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$191	1.62%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 35.93%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	35.93%	14.92%	17.41%
Investor C Shares (with sales charge)	34.93	14.92	17.41
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,933,605,456
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 7,978,953
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004885 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	BMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$103	0.87%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 36.97%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	36.97%	15.78%	18.13%
Investor A Shares (with sales charge)	29.78	14.54	17.49
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,933,605,456
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 7,978,953
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004883 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	CMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$74	0.62%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 37.34%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Growth Index returned 28.66%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven primarily by successful stock selection in semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and innovation-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Within communication services, consumer discretionary, industrials, healthcare and financials, holdings were supported by resilient earnings growth, favorable business trends and strong operating performance. Sentiment, fundamental, and theme-based insights further contributed by identifying companies with attractive growth prospects, research investment, profitability and earnings quality.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures tied to growth expectations and consumer behavior trends underperformed. In addition, certain thematic and market-timing signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	37.34%	16.09%	18.44%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Growth Index	28.66	15.73	18.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,933,605,456
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 7,978,953
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,933,605,456
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$7,978,953
Portfolio Turnover Rate	98%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	51.4%
Communication Services	13.5%
Consumer Discretionary	10.9%
Health Care	7.0%
Industrials	6.7%
Financials	5.5%
Consumer Staples	2.7%
Energy	0.4%
Materials	0.1%
Short-Term Securities	1.1%
Other Assets Less Liabilities	0.7%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	9.1%
Apple Inc.	7.2%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.9%
Meta Platforms, Inc., Class A	3.9%
Tesla, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.9%
Advanced Micro Devices, Inc.	2.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000004912 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	SHSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 17.12%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.12%	4.34%	9.91%
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,899,853,298
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 42,543,553
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(b)Excludes short-term securities.
C000004913 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Service Shares
Trading Symbol	SHISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$126	1.16%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Service Shares returned 16.76%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	16.76%	4.02%	9.59%
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,899,853,298
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 42,543,553
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(b)Excludes short-term securities.
C000004914 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor A Shares
Trading Symbol	SHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 16.86%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.86%	4.08%	9.63%
Investor A Shares (with sales charge)	10.71	2.96	9.04
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,899,853,298
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 42,543,553
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(b)Excludes short-term securities.
C000004916 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Investor C Shares
Trading Symbol	SHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$204	1.89%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 15.92%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.92%	3.29%	8.98%
Investor C Shares (with sales charge)	14.92	3.29	8.98
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,899,853,298
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 42,543,553
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(b)Excludes short-term securities.
C000172900 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class K Shares
Trading Symbol	SHSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 17.25%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.25%	4.44%	10.02%
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53

Performance Inception Date	Jun. 08, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,899,853,298
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 42,543,553
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(b)Excludes short-term securities.
C000037661 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Health Sciences Opportunities Portfolio
Class Name	Class R Shares
Trading Symbol	BHSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Health Sciences Opportunities Portfolio (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$158	1.46%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 16.43%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 3000 Health Care Index returned 17.64%.
What contributed to performance?
Eli Lilly & Co. was the largest contributor to absolute performance. The company’s share price was driven by continued strength in the market for obesity treatments, progress on its oral GLP-1 pipeline, and robust financial performance. Johnson & Johnson was another contributor. The pharmaceutical stock rose on the back of strong financial performance and waning policy headwinds. UnitedHealth Group, Inc., Merck & Co., Inc., and Teva Pharmaceutical Industries, Ltd. were leading contributors, as well.
What detracted from performance?
The health care equipment firm Boston Scientific Corp., which lost ground after reporting slower-than-expected growth in key areas, was the largest detractor. Abbott Laboratories also detracted from returns. The stock faced pressure due to disappointing financial results, overhangs from large acquisitions, and weaker trends in key products. Intuitive Surgical, Inc., Stryker Corp., and Veeva Systems, Inc. were notable detractors, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	16.43%	3.71%	9.25%
Russell 3000 Index	29.45	12.92	15.12
Russell 3000 Health Care Index	17.64	4.47	9.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,899,853,298
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 42,543,553
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,899,853,298
Number of Portfolio Holdings	155
Net Investment Advisory Fees	$42,543,553
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Pharmaceuticals	34.8%
Biotechnology	32.8%
Health Care Equipment & Supplies	12.2%
Health Care Providers & Services	11.4%
Life Sciences Tools & Services	8.4%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.4)%
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.0%
UnitedHealth Group, Inc.	6.1%
Merck & Co., Inc.	4.9%
Gilead Sciences, Inc.	4.2%
AbbVie, Inc.	3.9%
Amgen, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%
Pfizer, Inc.	2.6%
(b)Excludes short-term securities.
C000037670 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class R Shares
Trading Symbol	BGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 22.86%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	22.86%	9.77%	9.50%
MSCI EAFE Index (Net)	22.80	8.79	9.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,660,018,292
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 25,465,344
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)Excludes short-term securities.
C000198216 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Class K Shares
Trading Symbol	BROKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 23.49%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	23.49%	10.37%	10.12%
MSCI EAFE Index (Net)	22.80	8.79	9.28

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,660,018,292
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 25,465,344
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)Excludes short-term securities.
C000023032 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor C Shares
Trading Symbol	BROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$167	1.50%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 22.18%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.18%	9.22%	9.14%
Investor C Shares (with sales charge)	21.18	9.22	9.14
MSCI EAFE Index (Net)	22.80	8.79	9.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,660,018,292
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 25,465,344
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)Excludes short-term securities.
C000023030 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Investor A Shares
Trading Symbol	BROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 23.17%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.17%	10.04%	9.79%
Investor A Shares (with sales charge)	16.70	8.86	9.20
MSCI EAFE Index (Net)	22.80	8.79	9.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,660,018,292
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 25,465,344
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)Excludes short-term securities.
C000023028 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage International Fund
Class Name	Institutional Shares
Trading Symbol	BROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 23.40%.
  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 22.80%.
What contributed to performance?
Financial stocks were the largest contributors to the Fund’s absolute performance, supported by healthy profitability for European banks, insurers, and U.K. financial services companies amid a higher-for-longer interest rate environment. This aspect of the Fund’s positioning was driven by sentiment measures that assess improving investor expectations, as well as trending insights looking at emerging themes in broker reports.
Traditional valuation measures successfully positioned the portfolio in the industrials sector, further contributing to results. Companies with businesses related to factory automation, electrical equipment, and infrastructure benefited from sustained corporate spending and supply-chain modernization efforts.
Macro-related measures focused on emerging themes such as digitalization, infrastructure investment, and technology adoption also contributed, led by Japanese information technology companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Holdings in certain consumer discretionary stocks, which were driven by non-traditional quality-related measures and a preference for lower volatility companies, detracted given the “risk on” tone in the market. Positioning in Denmark-based companies also detracted slightly.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	23.40%	10.31%	10.07%
MSCI EAFE Index (Net)	22.80	8.79	9.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,660,018,292
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 25,465,344
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$8,660,018,292
Number of Portfolio Holdings	499
Net Investment Advisory Fees	$25,465,344
Portfolio Turnover Rate	99%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
Japan	24.0%
United Kingdom	11.8%
Germany	9.3%
France	9.0%
Australia	7.2%
Netherlands	6.3%
United States	6.2%
Switzerland	5.4%
Spain	4.9%
Italy	4.1%
Other#	11.1%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	3.9%
ABB Ltd., Registered Shares	1.7%
Banco Santander SA	1.5%
HSBC Holdings PLC	1.4%
BHP Group Ltd.	1.4%
Shell PLC	1.4%
Siemens AG, Registered Shares	1.4%
Murata Manufacturing Co. Ltd.	1.4%
Nestle SA, Registered Shares	1.3%
Tokyo Electron Ltd.	1.3%
(a)Excludes short-term securities.
C000103252 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Institutional Shares
Trading Symbol	BICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 40.65%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg Commodity Index returned 40.47%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to gain exposure to physical commodities—contributed to absolute performance. Its positions in the gold mining stocks Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp., which benefited from rising gold prices and strong operating results, were among the top contributors at the individual stock level. Exxon Mobil Corp. also contributed to returns. The shares benefited from the rise in oil prices that followed the effective closure of the Strait of Hormuz and corresponding reduction in oil supply. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on results.
What detracted from performance?
The Fund’s positions in Mosaic Co., Mondi PLC, and Novonesis A/S were among the leading detractors from absolute performance. Mosaic’s underperformance reflected weakness in fertilizer prices in the first half of the period, as well as investor concerns about production volumes and profit margins in the company’s potash business. Mondi was impacted by continued softness in global packaging and paper market volumes, while the Danish biosolutions company Novonesis lagged due to earnings growth that fell short of consensus expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	40.65%	11.95%	9.58%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index	40.47	11.75	7.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,274,258,104
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 5,072,036
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,274,258,104
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$5,072,036
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	20.9%
Metals & Mining	11.0%
Chemicals	7.7%
Containers & Packaging	3.3%
Food Products	2.3%
Machinery	1.4%
Energy Equipment & Services	1.3%
Paper & Forest Products	1.3%
Short-Term Securities	49.0%
Other Assets Less Liabilities	1.8%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(b)Excludes short-term securities.
C000103250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor A Shares
Trading Symbol	BCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$120	1.00%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 40.45%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg Commodity Index returned 40.47%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to gain exposure to physical commodities—contributed to absolute performance. Its positions in the gold mining stocks Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp., which benefited from rising gold prices and strong operating results, were among the top contributors at the individual stock level. Exxon Mobil Corp. also contributed to returns. The shares benefited from the rise in oil prices that followed the effective closure of the Strait of Hormuz and corresponding reduction in oil supply. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on results.
What detracted from performance?
The Fund’s positions in Mosaic Co., Mondi PLC, and Novonesis A/S were among the leading detractors from absolute performance. Mosaic’s underperformance reflected weakness in fertilizer prices in the first half of the period, as well as investor concerns about production volumes and profit margins in the company’s potash business. Mondi was impacted by continued softness in global packaging and paper market volumes, while the Danish biosolutions company Novonesis lagged due to earnings growth that fell short of consensus expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	40.45%	11.69%	9.32%
Investor A Shares (with sales charge)	33.07	10.49	8.73
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index	40.47	11.75	7.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,274,258,104
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 5,072,036
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,274,258,104
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$5,072,036
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	20.9%
Metals & Mining	11.0%
Chemicals	7.7%
Containers & Packaging	3.3%
Food Products	2.3%
Machinery	1.4%
Energy Equipment & Services	1.3%
Paper & Forest Products	1.3%
Short-Term Securities	49.0%
Other Assets Less Liabilities	1.8%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(b)Excludes short-term securities.
C000103251 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Investor C Shares
Trading Symbol	BCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$210	1.75%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 39.43%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg Commodity Index returned 40.47%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to gain exposure to physical commodities—contributed to absolute performance. Its positions in the gold mining stocks Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp., which benefited from rising gold prices and strong operating results, were among the top contributors at the individual stock level. Exxon Mobil Corp. also contributed to returns. The shares benefited from the rise in oil prices that followed the effective closure of the Strait of Hormuz and corresponding reduction in oil supply. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on results.
What detracted from performance?
The Fund’s positions in Mosaic Co., Mondi PLC, and Novonesis A/S were among the leading detractors from absolute performance. Mosaic’s underperformance reflected weakness in fertilizer prices in the first half of the period, as well as investor concerns about production volumes and profit margins in the company’s potash business. Mondi was impacted by continued softness in global packaging and paper market volumes, while the Danish biosolutions company Novonesis lagged due to earnings growth that fell short of consensus expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	39.43%	10.86%	8.66%
Investor C Shares (with sales charge)	38.43	10.86	8.66
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index	40.47	11.75	7.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,274,258,104
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 5,072,036
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,274,258,104
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$5,072,036
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	20.9%
Metals & Mining	11.0%
Chemicals	7.7%
Containers & Packaging	3.3%
Food Products	2.3%
Machinery	1.4%
Energy Equipment & Services	1.3%
Paper & Forest Products	1.3%
Short-Term Securities	49.0%
Other Assets Less Liabilities	1.8%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(b)Excludes short-term securities.
C000198241 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Commodity Strategies Fund
Class Name	Class K Shares
Trading Symbol	BCSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Commodity Strategies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$84	0.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 40.78%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg Commodity Index returned 40.47%.
What contributed to performance?
The Fund’s holdings in commodity derivatives—which it uses to gain exposure to physical commodities—contributed to absolute performance. Its positions in the gold mining stocks Newmont Corp., Barrick Mining Corp., and Kinross Gold Corp., which benefited from rising gold prices and strong operating results, were among the top contributors at the individual stock level. Exxon Mobil Corp. also contributed to returns. The shares benefited from the rise in oil prices that followed the effective closure of the Strait of Hormuz and corresponding reduction in oil supply. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on results.
What detracted from performance?
The Fund’s positions in Mosaic Co., Mondi PLC, and Novonesis A/S were among the leading detractors from absolute performance. Mosaic’s underperformance reflected weakness in fertilizer prices in the first half of the period, as well as investor concerns about production volumes and profit margins in the company’s potash business. Mondi was impacted by continued softness in global packaging and paper market volumes, while the Danish biosolutions company Novonesis lagged due to earnings growth that fell short of consensus expectations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	40.78%	12.04%	9.64%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg Commodity Index	40.47	11.75	7.21

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,274,258,104
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 5,072,036
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,274,258,104
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$5,072,036
Portfolio Turnover Rate	88%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Oil, Gas & Consumable Fuels	20.9%
Metals & Mining	11.0%
Chemicals	7.7%
Containers & Packaging	3.3%
Food Products	2.3%
Machinery	1.4%
Energy Equipment & Services	1.3%
Paper & Forest Products	1.3%
Short-Term Securities	49.0%
Other Assets Less Liabilities	1.8%
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Exxon Mobil Corp.	4.5%
Nutrien Ltd.	3.1%
Chevron Corp.	2.6%
Corteva, Inc.	2.5%
Bunge Global SA	2.4%
Shell PLC	2.3%
Packaging Corp. of America	2.0%
TotalEnergies SE	1.7%
Deere & Co.	1.4%
Smurfit Westrock PLC	1.3%
(b)Excludes short-term securities.
C000166014 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BDSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$55	0.45%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 44.87%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 2000 Index returned 43.08%.
What contributed to performance?
Holdings in the information technology sector made the largest contribution to the Fund’s absolute performance, driven primarily by successful positioning in the computer electronics, commercial equipment, and semiconductor industries. Stocks expected to benefit from the growth of AI were notable contributors in these areas. Macroeconomic and industry-based insights that assess external financing discipline and revenue generation were particularly effective in identifying areas of the technology sector positioned to benefit from favorable industry dynamics.
Industrials also contributed meaningfully as improving manufacturing expectations led to strong returns for construction & engineering companies. This positioning was supported by text-based insights analyzing trending topics across company conference calls and broker reports, as well as certain sentiment measures that identify linkages between companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Insights that evaluate input cost sensitivity by looking at imports incorrectly positioned the portfolio in the consumer staples sector, slightly detracting from performance. Food retailers and apparel companies were notable detractors in this area, reflecting weaker retail spending caused by tariff uncertainty and fuel-cost pressures. Additionally, certain quality insights with a preference for lower-volatility stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	44.87%	7.28%	12.12%
Russell 3000 Index	29.45	12.92	15.12
Russell 2000 Index	43.08	6.61	11.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,267,477,128
Holdings Count | Holding	809
Advisory Fees Paid, Amount	$ 17,202,296
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,267,477,128
Number of Portfolio Holdings	809
Net Investment Advisory Fees	$17,202,296
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.5%
Information Technology	19.3%
Health Care	15.3%
Financials	15.3%
Consumer Discretionary	7.7%
Energy	6.0%
Materials	4.4%
Real Estate	3.5%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	1.6%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(b)Excludes short-term securities.
C000124021 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$182	1.50%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 43.32%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 2000 Index returned 43.08%.
What contributed to performance?
Holdings in the information technology sector made the largest contribution to the Fund’s absolute performance, driven primarily by successful positioning in the computer electronics, commercial equipment, and semiconductor industries. Stocks expected to benefit from the growth of AI were notable contributors in these areas. Macroeconomic and industry-based insights that assess external financing discipline and revenue generation were particularly effective in identifying areas of the technology sector positioned to benefit from favorable industry dynamics.
Industrials also contributed meaningfully as improving manufacturing expectations led to strong returns for construction & engineering companies. This positioning was supported by text-based insights analyzing trending topics across company conference calls and broker reports, as well as certain sentiment measures that identify linkages between companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Insights that evaluate input cost sensitivity by looking at imports incorrectly positioned the portfolio in the consumer staples sector, slightly detracting from performance. Food retailers and apparel companies were notable detractors in this area, reflecting weaker retail spending caused by tariff uncertainty and fuel-cost pressures. Additionally, certain quality insights with a preference for lower-volatility stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	43.32%	6.15%	11.11%
Investor C Shares (with sales charge)	42.32	6.15	11.11
Russell 3000 Index	29.45	12.92	15.12
Russell 2000 Index	43.08	6.61	11.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,267,477,128
Holdings Count | Holding	809
Advisory Fees Paid, Amount	$ 17,202,296
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,267,477,128
Number of Portfolio Holdings	809
Net Investment Advisory Fees	$17,202,296
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.5%
Information Technology	19.3%
Health Care	15.3%
Financials	15.3%
Consumer Discretionary	7.7%
Energy	6.0%
Materials	4.4%
Real Estate	3.5%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	1.6%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(b)Excludes short-term securities.
C000124020 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$92	0.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 44.41%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 2000 Index returned 43.08%.
What contributed to performance?
Holdings in the information technology sector made the largest contribution to the Fund’s absolute performance, driven primarily by successful positioning in the computer electronics, commercial equipment, and semiconductor industries. Stocks expected to benefit from the growth of AI were notable contributors in these areas. Macroeconomic and industry-based insights that assess external financing discipline and revenue generation were particularly effective in identifying areas of the technology sector positioned to benefit from favorable industry dynamics.
Industrials also contributed meaningfully as improving manufacturing expectations led to strong returns for construction & engineering companies. This positioning was supported by text-based insights analyzing trending topics across company conference calls and broker reports, as well as certain sentiment measures that identify linkages between companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Insights that evaluate input cost sensitivity by looking at imports incorrectly positioned the portfolio in the consumer staples sector, slightly detracting from performance. Food retailers and apparel companies were notable detractors in this area, reflecting weaker retail spending caused by tariff uncertainty and fuel-cost pressures. Additionally, certain quality insights with a preference for lower-volatility stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	44.41%	6.96%	11.79%
Investor A Shares (with sales charge)	36.82	5.81	11.18
Russell 3000 Index	29.45	12.92	15.12
Russell 2000 Index	43.08	6.61	11.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,267,477,128
Holdings Count | Holding	809
Advisory Fees Paid, Amount	$ 17,202,296
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,267,477,128
Number of Portfolio Holdings	809
Net Investment Advisory Fees	$17,202,296
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.5%
Information Technology	19.3%
Health Care	15.3%
Financials	15.3%
Consumer Discretionary	7.7%
Energy	6.0%
Materials	4.4%
Real Estate	3.5%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	1.6%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(b)Excludes short-term securities.
C000124019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	0.50%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 44.80%.
  For the same period, the Fund’s benchmark, the Russell 3000 Index returned 29.45% and the Russell 2000 Index returned 43.08%.
What contributed to performance?
Holdings in the information technology sector made the largest contribution to the Fund’s absolute performance, driven primarily by successful positioning in the computer electronics, commercial equipment, and semiconductor industries. Stocks expected to benefit from the growth of AI were notable contributors in these areas. Macroeconomic and industry-based insights that assess external financing discipline and revenue generation were particularly effective in identifying areas of the technology sector positioned to benefit from favorable industry dynamics.
Industrials also contributed meaningfully as improving manufacturing expectations led to strong returns for construction & engineering companies. This positioning was supported by text-based insights analyzing trending topics across company conference calls and broker reports, as well as certain sentiment measures that identify linkages between companies.
What detracted from performance?
While the Fund generated strong returns during the reporting period, some aspects of its positioning detracted. Insights that evaluate input cost sensitivity by looking at imports incorrectly positioned the portfolio in the consumer staples sector, slightly detracting from performance. Food retailers and apparel companies were notable detractors in this area, reflecting weaker retail spending caused by tariff uncertainty and fuel-cost pressures. Additionally, certain quality insights with a preference for lower-volatility stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	44.80%	7.22%	12.07%
Russell 3000 Index	29.45	12.92	15.12
Russell 2000 Index	43.08	6.61	11.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,267,477,128
Holdings Count | Holding	809
Advisory Fees Paid, Amount	$ 17,202,296
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,267,477,128
Number of Portfolio Holdings	809
Net Investment Advisory Fees	$17,202,296
Portfolio Turnover Rate	92%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	20.5%
Information Technology	19.3%
Health Care	15.3%
Financials	15.3%
Consumer Discretionary	7.7%
Energy	6.0%
Materials	4.4%
Real Estate	3.5%
Utilities	2.9%
Communication Services	2.2%
Consumer Staples	1.6%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.2)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.0%
Credo Technology Group Holding Ltd.	1.3%
TTM Technologies, Inc.	0.8%
Advanced Energy Industries, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Sterling Infrastructure, Inc.	0.7%
Fabrinet	0.7%
Sanmina Corp.	0.7%
Comfort Systems U.S.A., Inc.	0.7%
Avnet, Inc.	0.7%
(b)Excludes short-term securities.